Other disclosures - Schedule of offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 329,088	€ 304,375	€ 173,509
Gross amount of financial assets offset in the balance sheet	(167,383)	(150,692)	(56,349)
Net amount of financial assets presented in the balance sheet	161,705	153,683	117,160
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	358,968	324,577	174,886
Gross amount of financial liabilities offset in the balance sheet	(167,383)	(150,692)	(56,348)
Net amount of financial liabilities presented in the balance sheet	191,585	173,885	118,537
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	146,128	175,862	101,462
Gross amount of financial liabilities offset in the balance sheet	(87,883)	(101,743)	(42,432)
Net amount of financial liabilities presented in the balance sheet	58,245	74,119	59,029
Reverse repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	212,840	148,715	73,424
Gross amount of financial liabilities offset in the balance sheet	(79,500)	(48,949)	(13,916)
Net amount of financial liabilities presented in the balance sheet	133,340	99,766	59,508
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	149,508	176,814	101,486
Gross amount of financial assets offset in the balance sheet	(87,883)	(101,743)	(42,432)
Net amount of financial assets presented in the balance sheet	61,625	75,071	59,054
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	179,580	127,561	72,023
Gross amount of financial assets offset in the balance sheet	(79,500)	(48,949)	(13,917)
Net amount of financial assets presented in the balance sheet	€ 100,080	€ 78,612	€ 58,106